Related Party Disclosures	12 Months Ended
Dec. 31, 2020
Related Party [Abstract]
Related Party Disclosures

24. RELATED PARTY DISCLOSURES

Details of controlled and consolidated entities active as at December 31, 2020 are as follows*:

	Country of Incorporation	Ownership Interest 2020	Ownership Interest 2019
TG Energy UK Ltd	United Kingdom	100%	100%
TransGlobe Petroleum International Inc.	Turks & Caicos	100%	100%
TG Holdings Yemen Inc.	Turks & Caicos	100%	100%
TransGlobe West Bakr Inc.	Turks & Caicos	100%	100%
TransGlobe West Gharib Inc.	Turks & Caicos	100%	100%
TG Holdings Egypt Inc.	Turks & Caicos	100%	100%
TG Energy Marketing Inc.	Turks & Caicos	100%	100%
TG NW Gharib Inc.	Turks & Caicos	100%	100%
TG S Ghazalat Inc.	Turks & Caicos	100%	100%

*Includes only entities that were active as at December 31, 2020.